Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated January 29, 2026, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, and AQR International Multi-Style Fund (each a “Fund,” and collectively, the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization with respect to each Fund, pursuant to which one or more existing AQR mutual funds (each, a “Target Fund”) will reorganize into another existing Fund (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization,” and the proposed transactions are referred to collectively as the “Reorganizations.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund
AQR International Momentum Style Fund	AQR International Multi-Style Fund
AQR International Defensive Style Fund
Each Reorganization is expected to close on or about May 4, 2026 (the “Closing Date”).
The Reorganizations do not require any action by shareholders of the Acquiring Funds. Each Fund will pay for a portion of the costs of its Reorganization since its Reorganization is expected to benefit the Fund. Each Reorganization may be terminated or abandoned at any time before its closing by action of the Board of Trustees of the Trust.
Effective upon the Closing Date, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Large Cap Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 1 of each, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.25%	0.25%	0.25%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense[2,3]	0.48%	0.48%	0.48%
All Other Expenses[3,4]	0.20%	0.15%	0.05%
Total Other Expenses	0.68%	0.63%	0.53%
Total Annual Fund Operating Expenses[3]	1.18%	0.88%	0.78%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.18%	0.88%	0.78%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.

[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[5]
Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 0.70%, 0.40% and 0.30% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$120	$375	$649	$1,432
Class I Shares	$90	$281	$488	$1,084
Class R6 Shares	$80	$249	$433	$966
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Effective upon the Closing Date, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Small Cap Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 6, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.45%	0.45%	0.45%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense[2,3]	0.28%	0.28%	0.28%
All Other Expenses[3,4]	0.27%	0.21%	0.12%
Total Other Expenses	0.55%	0.49%	0.40%
Total Annual Fund Operating Expenses[3]	1.25%	0.94%	0.85%
Less: Expense Reimbursements[5]	0.05%	0.00%	0.05%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.20%	0.94%	0.80%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.

[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[5]
Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 0.92%, 0.66% and 0.52% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$122	$388	$678	$1,503
Class I Shares	$96	$300	$520	$1,155
Class R6 Shares	$82	$262	$463	$1,041
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Effective upon the Closing Date, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR International Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 11, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.40%	0.40%	0.40%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense[2,3]	0.73%	0.73%	0.73%
All Other Expenses[3,4]	0.29%	0.24%	0.14%
Total Other Expenses	1.02%	0.97%	0.87%
Total Annual Fund Operating Expenses[3]	1.67%	1.37%	1.27%
Less: Expense Reimbursements[5]	0.02%	0.00%	0.02%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.65%	1.37%	1.25%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.

[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[5]
Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 0.92%, 0.64% and 0.52% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$168	$523	$904	$1,973
Class I Shares	$139	$434	$750	$1,646
Class R6 Shares	$127	$399	$694	$1,531
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

AQR Large Cap Multi-Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated January 29, 2026, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, and AQR International Multi-Style Fund (each a “Fund,” and collectively, the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization with respect to each Fund, pursuant to which one or more existing AQR mutual funds (each, a “Target Fund”) will reorganize into another existing Fund (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization,” and the proposed transactions are referred to collectively as the “Reorganizations.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund
AQR International Momentum Style Fund	AQR International Multi-Style Fund
AQR International Defensive Style Fund
Each Reorganization is expected to close on or about May 4, 2026 (the “Closing Date”).
The Reorganizations do not require any action by shareholders of the Acquiring Funds. Each Fund will pay for a portion of the costs of its Reorganization since its Reorganization is expected to benefit the Fund. Each Reorganization may be terminated or abandoned at any time before its closing by action of the Board of Trustees of the Trust.
Effective upon the Closing Date, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Large Cap Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 1 of each, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.25%	0.25%	0.25%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense[2,3]	0.48%	0.48%	0.48%
All Other Expenses[3,4]	0.20%	0.15%	0.05%
Total Other Expenses	0.68%	0.63%	0.53%
Total Annual Fund Operating Expenses[3]	1.18%	0.88%	0.78%
Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.18%	0.88%	0.78%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.

[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[5]
Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 0.70%, 0.40% and 0.30% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$120	$375	$649	$1,432
Class I Shares	$90	$281	$488	$1,084
Class R6 Shares	$80	$249	$433	$966
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

AQR Small Cap Multi-Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated January 29, 2026, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, and AQR International Multi-Style Fund (each a “Fund,” and collectively, the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization with respect to each Fund, pursuant to which one or more existing AQR mutual funds (each, a “Target Fund”) will reorganize into another existing Fund (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization,” and the proposed transactions are referred to collectively as the “Reorganizations.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund
AQR International Momentum Style Fund	AQR International Multi-Style Fund
AQR International Defensive Style Fund
Each Reorganization is expected to close on or about May 4, 2026 (the “Closing Date”).
The Reorganizations do not require any action by shareholders of the Acquiring Funds. Each Fund will pay for a portion of the costs of its Reorganization since its Reorganization is expected to benefit the Fund. Each Reorganization may be terminated or abandoned at any time before its closing by action of the Board of Trustees of the Trust.
Effective upon the Closing Date, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Small Cap Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 6, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.45%	0.45%	0.45%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense[2,3]	0.28%	0.28%	0.28%
All Other Expenses[3,4]	0.27%	0.21%	0.12%
Total Other Expenses	0.55%	0.49%	0.40%
Total Annual Fund Operating Expenses[3]	1.25%	0.94%	0.85%
Less: Expense Reimbursements[5]	0.05%	0.00%	0.05%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.20%	0.94%	0.80%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.

[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[5]
Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 0.92%, 0.66% and 0.52% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$122	$388	$678	$1,503
Class I Shares	$96	$300	$520	$1,155
Class R6 Shares	$82	$262	$463	$1,041
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

AQR International Multi-Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectuses and Prospectus, each dated January 29, 2026, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, and AQR International Multi-Style Fund (each a “Fund,” and collectively, the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
The Board of Trustees of the AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization with respect to each Fund, pursuant to which one or more existing AQR mutual funds (each, a “Target Fund”) will reorganize into another existing Fund (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization,” and the proposed transactions are referred to collectively as the “Reorganizations.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund
AQR International Momentum Style Fund	AQR International Multi-Style Fund
AQR International Defensive Style Fund
Each Reorganization is expected to close on or about May 4, 2026 (the “Closing Date”).
The Reorganizations do not require any action by shareholders of the Acquiring Funds. Each Fund will pay for a portion of the costs of its Reorganization since its Reorganization is expected to benefit the Fund. Each Reorganization may be terminated or abandoned at any time before its closing by action of the Board of Trustees of the Trust.
Effective upon the Closing Date, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR International Multi-Style Fund’s Summary Prospectus and Prospectus, beginning on page 1 and page 11, respectively, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6
Management Fee	0.40%	0.40%	0.40%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[1] and Interest Expense[2,3]	0.73%	0.73%	0.73%
All Other Expenses[3,4]	0.29%	0.24%	0.14%
Total Other Expenses	1.02%	0.97%	0.87%
Total Annual Fund Operating Expenses[3]	1.67%	1.37%	1.27%
Less: Expense Reimbursements[5]	0.02%	0.00%	0.02%
Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	1.65%	1.37%	1.25%

[1]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.

[3]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.

[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).

[5]
Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 0.92%, 0.64% and 0.52% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028 as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$168	$523	$904	$1,973
Class I Shares	$139	$434	$750	$1,646
Class R6 Shares	$127	$399	$694	$1,531
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.